Accounts and notes payable (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts and notes payable
Accounts payable		¥ 2,875,222	¥ 2,555,381
Notes payable		8,148	10,755
Total accounts and notes payable		2,883,370	2,566,136
Term of the notes payable (in months)	6 months
Restricted cash held in designated bank accounts, provided as security for notes payable		¥ 5,265	¥ 9,373
Minimum
Accounts and notes payable
Term of the notes payable (in months)		3 months
Maximum
Accounts and notes payable
Term of the notes payable (in months)		6 months